SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 02, 2018
Short Term Bank Deposits Bear Interest Average Rate		0.95%	0.72%
Restricted Short Term Deposits		$ 2,739	$ 3,401
Long Term Bank Deposits Bear Interest Average Rate		2.05%	1.50%
Restricted Long Term Deposits		$ 4,207	$ 5,407
Revenue from Grants		$ 8,290	$ 7,335	$ 5,448
Antidilutive Securities and Outstanding Options, RSUs and Warrants Excluded from Computation of Earings Per Share, Amount		317,186	1,927,281	2,250,433
Severance Cost		$ 2,631	$ 3,217	$ 2,153
Catch Up Contribution Amount Eligible For Participants With Age 50 Or More		$ 6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 3.05	$ 2.01	$ 2.04
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount		$ 287	$ 286	$ 287
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		6.00%
Advertising Expense		$ 442	687	$ 604
Defined Contribution Plan, Description		All eligible employees may elect to contribute a portion of their annual compensation to the plan through salary deferrals, subject to the IRS limit of $18 during the years ended December 31, 2016 and 2017, plus a catch-up contribution of $6 for participants age 50 or over. The Group matches 50% of employees’ contributions, up to a maximum of 6% of the employees' annual pay.
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life		4 years 6 months
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life		10 years
Internal Revenue Service (IRS) [Member]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount		$ 18	18
Warranty Reserves [Member]
Valuation Allowances and Reserves, Balance		339	349
Allowance for Sales Returns [Member]
Valuation Allowances and Reserves, Balance		$ 2,174	$ 1,948
Accounting Standards Update 2016-09 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ 131
Accounting Standards Update 2014-09 [Member] | Subsequent Event [Member]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					$ 180